COMMON STOCK - Nonvested Restricted Shares Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Restricted Awards
Nonvested, beginning balance (in shares)	1,033,626	791,532	623,748
Granted (in shares)	247,068	388,248	350,892
Vested (in shares)	(107,865)	(141,111)	(180,465)
Forfeited (in shares)	(12,750)	(5,043)	(2,643)
Nonvested, ending balance (in shares)	1,160,079	1,033,626	791,532	623,748
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 24.24	$ 19.32	$ 13.66
Granted (in dollars per share)	36.52	32.03	23.96
Vested (in dollars per share)	18.11	12.71	15.66
Forfeited (in dollars per share)	24.19	30.14	21.45
Nonvested, ending balance (in dollars per share)	$ 23.32	$ 24.24	$ 19.32	$ 13.66
Unrecognized Compensation Expense
Nonvested restricted awards, unrecognized compensation expense	$ 7.6	$ 7.1	$ 4.8	$ 5.2
Nonvested restricted awards, weighted-average period to recognize expense	1 year 1 month 13 days	1 year 3 months 22 days	1 year 6 months 4 days	2 years 6 months 11 days